Earnings Per Share (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Earnings Per Share (Textual) [Abstract]
Convertible debt interest expense	$ 4	$ 4	$ 4
Antidilutive shares excluded from computation of earnings per share	51	66	121